Loan Payable Under Credit Agreement (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 03, 2018	Mar. 06, 2015	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Loan Payable Under Credit Agreement (Textual)
Interest expense			$ 1,045,338		$ 551,304		$ 1,979,005	$ 1,107,295	$ 2,168,262	$ 1,925,184
Repayment of loans payable							6,420,852	788,207	2,288,208	4,172,714
Unamortized issuance costs			40,839				40,839		39,468	631,488
Credit Agreement [Member]
Loan Payable Under Credit Agreement (Textual)
Borrowed from lender		$ 25,000,000
Term of debt		2 years
Interest expense			716,272		432,899		1,414,224	$ 870,486	1,694,096	$ 1,422,630
Funded amount			16,201,472				$ 16,201,472		$ 18,950,000
Fifth amendment to credit agreement, description							On January 27, 2017, FlexShopper entered into a fifth amendment to the Credit Agreement (the "Omnibus Amendment"). The Omnibus Amendment amended the Credit Agreement to, among other things, (1) extend the date after which the Company may no longer borrow additional funds (the "Commitment Termination Date") from May 6, 2017 to April 1, 2018 (with a one-time right of extension by the Lender up to August 31, 2018 that was exercised by the Lender on January 9, 2018), (2) require the Company to refinance the debt under the Credit Agreement upon a Permitted Change of Control (as defined in the Credit Agreement), subject to the payment of an early termination fee, (3) reduce the interest rate charged on amounts borrowed to be LIBOR plus 14% per annum and reduce the non-usage fee on undrawn amounts if the facility is less than 75% drawn on average, and (4) modify certain permitted debt and financial covenants. These modified covenants consist of a reduction of Equity Book Value to be not less than the sum of $6 million and 20% of any additional equity capital invested into the Company after December 31, 2016; maintaining at least $1.5 million in Unrestricted Cash; and the ratio of Consolidated Total Debt to Equity Book Value not exceeding 4.75:1. The date upon which we must repay all remaining amounts owing under the Credit Agreement (the "Commitment Maturity Date") is one year after the Commitment Termination Date.		On January 27, 2017, FlexShopper entered into a fifth amendment to the Credit Agreement (the "Omnibus Amendment"). The Omnibus Amendment amended the Credit Agreement to, among other things, (1) extend the Commitment Termination Date from May 6, 2017 to April 1, 2018 (with a one-time right of extension by the lenders up to August 31, 2018), (2) require the Company to refinance the debt under the Credit Agreement upon a Permitted Change of Control (as defined in the Credit Agreement), subject to the payment of an early termination fee, (3) reduce the interest rate charged on amounts borrowed to be LIBOR plus 14% per annum and reduce the non-usage fee on undrawn amounts if the facility is less than 75% drawn on average, and (4) modify certain permitted debt and financial covenants. These modified covenants consist of a reduction of Equity Book Value to not be less than the sum of $6 million and 20% of any additional equity capital invested into the Company after December 31, 2016; maintaining at least $1.5 million in Unrestricted Cash; and the ratio of Consolidated Total Debt to Equity Book Value not exceeding 4.75:1. The Company was in compliance with its covenants as of December 31, 2017. The Company had $1,061,000 available under the Credit Agreement as of December 31, 2017.
Repayment of loans payable				$ 1,500,000	$ 788,208	$ 4,172,174	$ 565,852
Fifth amendment to credit agreement value									$ 1,061,000
Sixth amendment provided to warrants	175,000
Exercise price of warrants	$ 0.01
Unamortized issuance costs			$ 490,065				$ 490,065